OTHER EXPENSES - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Change In The Closure And Reclamation Estimate Of The San Jose Mine
OTHER EXPENSES
Other expenses	$ 7.2	$ 6.4
Exploration Costs
OTHER EXPENSES
Other expenses	1.7
Withholding Tax Provisions
OTHER EXPENSES
Other expenses	$ 1.3
Administrative penalties at Yaramoko
OTHER EXPENSES
Other expenses		3.7
Stand By And Maintenance Costs During The Work Stoppages At Yaramoko And San Jose
OTHER EXPENSES
Other expenses		3.5
New agreement with workers union at San Jose
OTHER EXPENSES
Other expenses		$ 2.8